Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Proved Oil and Gas Reserve Estimates (Detail) MMBoe in Millions, MMBbls in Millions, Bcfe in Billions	12 Months Ended
	Dec. 31, 2018 MMBoe Bcfe MMBbls	Dec. 31, 2017 MMBoe Bcfe MMBbls	Dec. 31, 2016 MMBoe Bcfe MMBbls
Reserve Quantities [Line Items]
Proved developed and undeveloped reserves, Beginning balance | MMBoe	20,753	21,118
Proved developed and undeveloped reserves, Ending balance | MMBoe	20,778	20,753	21,118
Consolidated entities [member]
Reserve Quantities [Line Items]
Proved developed and undeveloped reserves, Beginning balance | MMBoe	20,296	20,556	21,442
Revisions of previous estimates | MMBoe	297	195	(799)
Improved recovery | MMBoe	96	98	93
Extensions and discoveries | MMBoe	1,188	905	1,287
Production | MMBoe	(1,492)	(1,458)	(1,467)
Proved developed and undeveloped reserves, Ending balance | MMBoe	20,385	20,296	20,556
Proved developed reserves | MMBoe	12,531	12,133	11,953
Proved undeveloped reserves | MMBoe	7,854	8,163	8,603
Equity method investments [member]
Reserve Quantities [Line Items]
Proved developed and undeveloped reserves, Beginning balance | MMBoe	457	562
Proved developed and undeveloped reserves, Ending balance | MMBoe	393	457	562
Natural gas [member]
Reserve Quantities [Line Items]
Proved developed and undeveloped reserves, Beginning balance | Bcfe	77,260	79,060
Proved developed and undeveloped reserves, Ending balance | Bcfe	76,896	77,260	79,060
Natural gas [member] | Consolidated entities [member]
Reserve Quantities [Line Items]
Proved developed and undeveloped reserves, Beginning balance | Bcfe	76,888	78,712	77,525
Revisions of previous estimates | Bcfe	(1,378)	(1,751)	(308)
Extensions and discoveries | Bcfe	4,565	3,350	4,770
Production | Bcfe	(3,608)	(3,423)	(3,275)
Proved developed and undeveloped reserves, Ending balance | Bcfe	76,467	76,888	78,712
Proved developed reserves | Bcfe	40,128	39,243	40,664
Proved undeveloped reserves | Bcfe	36,339	37,645	38,048
Natural gas [member] | Equity method investments [member]
Reserve Quantities [Line Items]
Proved developed and undeveloped reserves, Beginning balance | Bcfe	372	348
Proved developed and undeveloped reserves, Ending balance | Bcfe	429	372	348
Crude oil and condensate [member]
Reserve Quantities [Line Items]
Proved developed and undeveloped reserves, Beginning balance | MMBbls	7,876	7,942
Proved developed and undeveloped reserves, Ending balance | MMBbls	7,962	7,876	7,942
Crude oil and condensate [member] | Consolidated entities [member]
Reserve Quantities [Line Items]
Proved developed and undeveloped reserves, Beginning balance | MMBbls	7,481	7,438	8,521
Revisions of previous estimates | MMBbls	526	486	(747)
Improved recovery | MMBbls	96	98	93
Extensions and discoveries | MMBbls	428	346	492
Production | MMBbls	(890)	(887)	(921)
Proved developed and undeveloped reserves, Ending balance | MMBbls	7,641	7,481	7,438
Proved developed reserves | MMBbls	5,843	5,593	5,176
Proved undeveloped reserves | MMBbls	1,798	1,888	2,262
Crude oil and condensate [member] | Equity method investments [member]
Reserve Quantities [Line Items]
Proved developed and undeveloped reserves, Beginning balance | MMBbls	395	504
Proved developed and undeveloped reserves, Ending balance | MMBbls	321	395	504